Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail) - Banco Macro SA [member]	Dec. 31, 2021 ARS ($)
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 192,109,618
BCRA accounts [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	106,641,108
Central bank bills [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	48,373,222
Government securities [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	21,570,101
Special guarantees accounts in the BCRA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 15,525,187